Discontinued Operation	6 Months Ended
Jun. 30, 2023
Discontinued Operation [Abstract]
Discontinued Operation
Note 3 – Discontinued Operation

A.
Discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal. When an operation is classified as a discontinued operation, the comparative income statement is restated as if the operation had been discontinued from the start of the earliest comparative period.

B.
In April 2023, the Company’s subsidiary, Peace of Meat, entered bankruptcy proceedings and was appointed a liquidator following cessation of funding by the Company. Peace of Meat was not a discontinued operation as at December 31, 2022, and the comparative data for the six-month period ended June 30, 2022 and the year ended December 31, 2022 have been restated in the consolidated income statement to show the discontinued operation separately from continuing operations. The Company is not aware of any liabilities of the Company to POM's creditors and therefore the Company has not recorded any liabilities in respect of Peace of Meat. As a result of the bankruptcy process, the Company no longer has any ability to manage or control the assets of Peace of Meat. Therefore, in accordance with IFRS 9, the Company estimates the value of Peace of Meat as an asset at USD 0.

As of December 31, 2022 the Company estimated the fair value less costs of disposal, of the intangible asset to be zero, as the Company did not identify any potential buyer for this asset. Consequently, as of December 31, 2022 the Company recognized an impairment loss of USD 14,367 thousand for its intangible asset.

C.	Results attributable to the discontinued operation were as follows:

			For the
	For the six months ended		year ended
	June 30		December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands
Results of discontinued
Operation
Research and development expenses	1,219	1,453	3,207
Marketing expenses	9	30	113
General and administrative expenses	258	432	991
Impairment loss	-	-	15,577
Operating loss	1,486	1,915	19,888

Total financing expenses	9	9	13

Loss for the period	1,495	1,924	19,901

Loss from disposal of assets and liabilities	1,614	-	-

Total loss attributed to the discontinued operation	3,109	1,924	19,901

D.	Cash flow attributable to the discontinued operation were as follows :

			For the
	For the six months ended		year ended
	June 30		December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands
Cash flows from
discontinued operation
Net cash used in operating activities	(1,176)	(1,441)	(3,203)
Net cash used in investing activities	(8)	(777)	(1,962)
Effect of exchange differences on cash and cash equivalents	(33)	(76)	(165)

Net cash used in discontinued operation	(1,217)	(2,294)	(5,330)

E.	Effect of disposal on the financial position of the Group:

At disposal date
USD thousands
Cash and cash equivalents	163
Restricted deposits	29
Trade and other receivables	138
Right of use assets	53
Fixed assets	954
Trade payables	(132)
Other payables	(1,543)
Liabilities of lease agreements	(63)
Currency translation differences reserve	2,015
1,614